Financial Instruments (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 26, 2024 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 18, 2025 USD ($) $ / shares shares	Aug. 15, 2024 Integer shares	May 24, 2024 shares	Oct. 02, 2023 USD ($)	Aug. 10, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding | shares			7,402,541		7,311,278	14,215,112					14,266,605
Exercise price per share | $ / shares											$ 11.50
Contingent earnout liability			$ 8,221		$ 7,401	$ 18,632					$ 28,900
Warrant and SEPA liabilities			9,459		8,316	17,100					$ 28,900
Proceeds from the issuance of debt		$ 25,000	10,000		25,000
Revenue base redemption feature, amount		729			$ 500
Number of warrants exchanged (in shares) | shares					7,034,639
Issuance costs	$ 1,700				$ 1,700
Loan Facility Initial Commitment Amount [Member] | Secured Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds from the issuance of debt		$ 25,000	10,000
Standby Equity Purchase Agreement SEPA Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of SEPA derivative liability			$ 23	$ 366	$ 55	$ 185				$ 200
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding | shares			1,751,825		1,751,825	8,281,779					8,333,272
Exercise price per share | $ / shares			$ 11.50		$ 11.50
Warrant and SEPA liabilities											$ 2,600
Exercise price of warrants | $ / shares											$ 0.18
Warrant and SEPA liabilities			$ 2,100		$ 1,900	$ 9,900					$ 1,500
Class of warrant or right, number of securities called by each warrant or right | shares									0.27		1
Number of warrants exchanged (in shares) | shares					6,529,954				6,529,954
Private Placement and Working Capital Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding | shares											5,933,333
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding | shares			4,428,648		4,428,648	4,933,333					4,933,333
Warrant and SEPA liabilities			$ 5,400		$ 4,900	$ 5,900					$ 900
Number of warrants exchanged (in shares) | shares					504,685				504,685
Working Capital Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants outstanding | shares			1,000,000		1,000,000	1,000,000					1,000,000
Warrant and SEPA liabilities			$ 1,200		$ 1,100	$ 1,200					$ 200
Number of warrants exchanged (in shares) | shares	0
SPAC Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent earnout liability			8,200		7,400	18,600
Warrant and SEPA liabilities			$ 8,700		$ 7,900	$ 16,900
Initial OrbiMed Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per share | $ / shares		$ 9.5562	$ 9.3722		$ 9.3722
Warrants to purchase common stock | shares		130,805
Outstanding warrant liabilities		$ 1,250	$ 1,230		$ 1,230
Number of warrants after split | Integer								2
Revenue base redemption feature, amount			$ 700		400
Initial OrbiMed Warrant [Member] | OrbiMed [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of operating entities holding warrants | Integer								2
Initial OrbiMed Warrant Substitute Warrant Certificate Number One [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock | shares								92,801
Initial OrbiMed Warrant Substitute Warrant Certificate Number Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock | shares								38,004
Public Warrants Private Placement Warrants and Working Capital Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Outstanding warrant liabilities	$ 11,900				$ 11,900
Class of warrant or right, number of securities called by each warrant or right | shares									0.30
Issuance costs	1,700
Warrants and rights outstanding, net of issuance costs	$ 10,200
Subsequent OrbiMed Warrants Entity One [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock | shares							64,748
Subsequent OrbiMed Warrants Entity Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants to purchase common stock | shares							26,515
Subsequent OrbiMed Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per share | $ / shares							$ 5.4787
Outstanding warrant liabilities							$ 500